Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted net assets
Appropriations	¥ 21,933	¥ 16,484	¥ 19,456
Accumulated reserves	156,577	¥ 134,624	¥ 118,140
Net assets not available for dividends	¥ 3,334,988